COMMON STOCK AND WARRANTS	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
COMMON STOCK AND WARRANTS

NOTE 9 – COMMON STOCK AND WARRANTS

Common Stock

The Company is authorized to issue 500,000,000 common stock with a par value of $0.0001.

For the three months ended September 30, 2019, the Company completed several private placements for the sale of non-registered shares of the Company's common stock. As a result of these private placements 1,000,000 non-registered shares of the Company's common stock was issued for proceeds of $76,923 (C$35,000 and $50,000). The 181,818 non-registered shares of the Company's common stock that was classified as shares to be issued for quarter ended June 30, 2018 was included in the 1,000,000 non-registered shares of the Company's common stock.

For the nine months ended September 30, 2019, the Company issued 1500,000 shares of the common stock to an arm’s length third party as compensation for services rendered. The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

For the nine months ended September 30, 2019, the Company completed several private placements for the sale of non-registered shares of the Company's common stock. As a result of these private placements 2,038,461 non-registered shares of the Company's common stock was issued for proceeds of $196,154.

For the three months ended September 30, 2018, on September 10, 2018, the Company issued 8,370,000 shares of the common stock to various arm’s length third parties in respect of settlement of promissory notes previously issued in amount of $87,000 and $750,000 respectively. See note 7.

During the nine months ended September 30, 2018, the Company completed several private placements for the sale of non-registered shares of the Company's common stock. As a result of these private placements 887,500 non-registered shares of the Company's common stock were issued for proceeds of $80,342.

For the nine months ended September 30, 2018, on April 11, 2018, the Company issued 1,500,000 shares of the common stock to a corporation controlled by an officer of the Company as compensation for services rendered, and on April 14, 2018, the Company issued 1,000,000 shares of the common stock to a current officer of the Company who at that time was an arm’s length consultant, as compensation for services rendered. The fair value of these shares in amount of $337,250 was determined by using the market price of the common stock as at the date of issuance. (note 10, note 11)

Common Share Purchase Warrants

The Company had no warrants outstanding at September 30, 2019.

The Company had the following warrants outstanding at September 30, 2018.

Grant date	Warrants	Weighted Average Exercise Price (C$)	Expiry
November 23, 2016	600,000	0.50	October 31, 2018
	600,000